Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value

Assets and liabilities measured at fair value are summarized below.

Fair Value Measurements at December 31, 2018 Using:

	(Level 1)	(Level 2)	(Level 3)
Assets measured at fair value on a recurring basis:
Securities available for sale
U.S. Treasury securities and obligations of U.S. Government agencies	$—	$30,685	$—
Obligations of states and political subdivisions	—	172,071	—
Mortgage-backed securities in government sponsored entities	—	143,538	—
Total securities available for sale	—	346,294	—
Equity securities	—	1,070	—
Swap asset	—	2,837	—
Liabilities measured at fair value on a recurring basis:
Swap liability	—	2,837	—
Assets measured at fair value on a nonrecurring basis:
Impaired Loans	$—	$—	$1,803

NOTE 17 - FAIR VALUE MEASUREMENT (Continued)

Fair Value Measurements at December 31, 2017 Using:

	(Level 1)	(Level 2)	(Level 3)
Assets measured at fair value on a recurring basis:
Securities available for sale
U.S. Treasury securities and obligations of U.S. Government agencies	$—	$30,358	$—
Obligations of states and political subdivisions	—	118,056	—
Mortgage-backed securities in government sponsored entities	—	81,816	—
Total securities available for sale	—	230,230	—
Equity securities	—	832	—
Swap asset	—	1,560	—
Liabilities measured at fair value on a recurring basis:
Swap liability	—	1,560	—
Assets measured at fair value on a nonrecurring basis:
Impaired Loans	$—	$—	$1,040
Other Real Estate Owned	—	—	16

Quantitative Information about Level 3 Fair Value Measurements

The following tables presents quantitative information about the Level 3 significant unobservable inputs for assets and liabilities measured at fair value on a nonrecurring basis at December 31, 2018 and 2017.

	Quantitative Information about Level 3 Fair Value Measurements
December 31, 2018	Fair Value	Valuation Technique	Unobservable Input	Range	Weighted Average
Impaired loans	$1,803	Appraisal of collateral	Appraisal adjustments	0% - 30%	26%
			Liquidation expense	0% - 10%	8%
			Holding period	0 - 30 months	21 months

	Quantitative Information about Level 3 Fair Value Measurements
December 31, 2017	Fair Value	Valuation Technique	Unobservable Input	Range	Weighted Average
Impaired loans	$1,040	Appraisal of collateral	Appraisal adjustments	10% - 30%	16%
			Liquidation expense	0% - 10%	8%
			Holding period	0 - 30 months	20 months
Other real estate owned	$16	Appraisal of collateral	Appraisal adjustments	10% - 30%	10%
			Liquidation expense	0% - 10%	10%

Carrying Amount and Fair Value of Financial Instruments Carried at Amortized Cost

NOTE 17 - FAIR VALUE MEASUREMENT (Continued)

The carrying amount and fair value of financial instruments carried at amortized cost were as follows:

December 31, 2018	Carrying Amount	Total Fair Value	Level 1	Level 2	Level 3
Financial Assets:
Cash and due from financial institutions	$42,779	$42,779	$42,779	$—	$—
Other securities	21,021	21,021	21,021	—	—
Loans, held for sale	1,391	1,391	1,391	—	—
Loans, net of allowance for loan losses	1,548,262	1,517,278	—	—	1,517,278
Bank owned life insurance	43,037	43,037	43,037	—	—
Accrued interest receivable	6,723	6,723	6,723	—	—
Financial Liabilities:
Nonmaturing deposits	1,312,207	1,312,207	1,312,207	—	—
Time deposits	267,686	267,943	—	—	267,943
Short-term FHLB advances	188,600	188,600	188,600	—	—
Long-term FHLB advances	5,000	4,983	—	—	4,983
Securities sold under agreement to repurchase	22,199	22,199	22,199	—	—
Subordinated debentures	29,427	34,620	—	—	34,620
Accrued interest payable	230	230	230	—	—

December 31, 2017	Carrying Amount	Total Fair Value	Level 1	Level 2	Level 3
Financial Assets:
Cash and due from financial institutions	$40,519	$40,519	$40,519	$—	$—
Other securities	14,247	14,247	14,247	—	—
Loans, held for sale	2,197	2,197	2,197	—	—
Loans, net of allowance for loan losses	1,151,527	1,146,969	—	—	1,146,969
Bank owned life insurance	25,125	25,125	25,125	—	—
Accrued interest receivable	4,488	4,488	4,488	—	—
Financial Liabilities:
Nonmaturing deposits	981,021	981,021	981,021	—	—
Time deposits	223,902	223,626	—	—	223,626
Short-term FHLB advances	56,900	56,900	56,900	—	—
Long-term FHLB advances	15,000	14,964	—	—	14,964
Securities sold under agreement to repurchase	21,755	21,755	21,755	—	—
Subordinated debentures	29,427	31,052	—	—	31,052
Accrued interest payable	410	410	410	—	—